Income Tax Expense (Details) - Schedule of income tax expense - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Deferred income tax expense (benefit):
Total income tax expense:	¥ 58,919	¥ 94,176	¥ 63,815
PRC [Member]
Current income tax expense (benefit):
Current income tax expense	64,352	113,045	79,223
Deferred income tax expense (benefit):
Deferred income tax expense	(3,749)	(2,716)	(2,892)
Hong Kong [Member]
Current income tax expense (benefit):
Current income tax expense	29,923	23,665	(897)
US [Member]
Current income tax expense (benefit):
Current income tax expense	2,455	2,633	4,192
Deferred income tax expense (benefit):
Deferred income tax expense	(28)		(4,605)
Canada [Member]
Current income tax expense (benefit):
Current income tax expense	44
Deferred income tax expense (benefit):
Deferred income tax expense	67	(49)	(178)
UK [Member]
Current income tax expense (benefit):
Current income tax expense			1,629
Deferred income tax expense (benefit):
Deferred income tax expense	¥ (34,145)	¥ (42,402)	¥ (12,657)